LEASES - Operating Lease Liabilities Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 14,806
2022	12,776
2023	10,037
2024	9,054
2025	9,118
After 2024	62,458
Total	118,249
Less: Interest	(21,882)
Less: Tenant improvement receivables	(5,735)
Present value of lease liabilities	$ 90,632	$ 35,659